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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                February 18, 2003
VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      The Charles Schwab Family of Funds
         File Nos. 33-31894 and 811-5954

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Prospectus and Statement of Additional Information, dated February 2, 2002, for the Schwab Massachusetts Municipal Money Fund do not differ from those filed in the most recent Post-Effective Amendment No. 42, which was filed electronically.

Sincerely,

/s/ Benjamin L. Douglas

Benjamin L. Douglas
Vice President and Senior Counsel
Charles Schwab Investment Management, Inc.